Related Parties - Summary of Operating Transactions with Shareholders (Paranthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2019 CAD ($)
Disclosure Of Operating Transactions With Shareholders [Abstract]
Consulting Fee Revenue Reimbursement	$ 4
Consulting Fee Revenue Description	One of the shareholders exercising significant influence has committed to minimum amounts of revenue and EBITDA over a four year period ending in July 2020, which may be extended to July 2021 under certain conditions. Should the minimum contracted amounts not be met, the shareholder in question and another one of the shareholders will jointly reimburse Alithya an amount up to $4 million